August 22, 1997


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549


RE: Rule 24(f)-2 Notice for Addison Capital Shares, Inc.
    File No. 33-6364


Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-1170.


Very truly yours,

Terry Thompson
Secretary

Enclosures



                 U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24f-2
                   Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

1.  Name and address of issuer:  Addison Capital Shares, Inc.
                                 Two Bala Cynwyd Plaza
                                 Bala Cynwyd, PA 19004

2.  Name of each series or class of funds for which this notice is filed:

    Addison Capital Shares, Inc.

3.  Investment Company Act File Number: 811-4702

    Securities Act File Number: 33-6364

4.  Last day of fiscal year for which this notice is filed: 06/30/97

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                              [      ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


9.  Number and aggregate sale price of securities sold during fiscal year:

    Number:            239,811
    Sale Price:     $6,477,547

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Number:            239,811
    Sale Price:     $6,477,547

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

    Number:            199,406
    Sale Price:     $4,981,584

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):       $   6,477,547

    (ii) Aggregate price of shares issued in connection with
    dividend reinvestment plans (from Item 11, if applicable):  +   4,981,584

    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                     -   6,793,139

    (iv) Aggregate price of shares redeemed or repurchased
    and previously applied as a reduction to filing fees
    pursuant to rule 24e-2 (if applicable):                     +           0

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii), plus
    line (iv)] (if applicable):                                 $   4,665,992

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law or
    regulation:                                                 \        3300

    (vii) Fee due [line (i) or line (v) multiplied by
    line (vi)]:                                                 $    1,413.94

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                      [ X ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: August 21, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:     \s\James W. Wolitarsky
        James W. Wolitarsky
        Treasurer

Date:   August 19, 1997



August 19, 1997


Addison Capital Shares, Inc.
Two Bala Cynwyd Plaza
Bala Cynwyd, PA  19004

Re:  Rule 24f-2 Notice for Addison Capital Shares, Inc.
     (Registration No. 33-6364)

Ladies and Gentlemen:

We have acted as counsel for Addison Capital Shares, Inc. (the "Fund") during the fiscal year ended June 30, 1997 (the "Fiscal Year"). During the Fiscal Year, there were 239,811 shares of common stock of the Fund sold in reliance upon registration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and no shares were registered other than pursuant to Rule 24f-2.

In giving the opinion stated below, we have reviewed the Fund's Articles of Incorporation, By-Laws, resolutions adopted by its Board of Directors and such other legal and factual matters as we have deemed appropriate. At all times during the Fiscal Year, the Fund was authorized to issue 2,000,000,000 shares of common stock.

Based on the foregoing, we are of the opinion that the aforementioned shares of common stock of the Fund registered pursuant to Rule 24f-2 during the Fiscal Year were, when issued for payment as described in the Fund's prospectus, legally issued, fully paid and non-assessable by the Fund.

We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Fund's Rule 24f-2 Notice.

Very truly yours,

\s\Morgan, Lewis & Bockius LLP
Morgan, Lewis & Bockius LLP